CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
REVENUE, NET	$ 5,255,810	$ 4,808,993	$ 3,885,886
COST OF REVENUE	3,360,694	2,702,297	2,161,322
GROSS PROFIT	1,895,116	2,106,696	1,724,564
OPERATING EXPENSES
Selling expenses	593,215	704,060	541,424
General and administrative expenses	783,241	579,500	408,762
Total operating expenses	1,376,456	1,283,560	950,186
INCOME FROM OPERATIONS	518,660	823,136	774,378
OTHER INCOME
Interest income	6,120	88,926	70,743
Other income, net	69,162	180,191	187,794
Total other income, net	75,282	269,117	258,537
INCOME BEFORE INCOME TAXES	593,942	1,092,253	1,032,915
INCOME TAX PROVISION	156,038	167,813	158,109
NET INCOME	437,904	924,440	874,806
Less: net income attributable to non-controlling interest	0	81,779	5,800
NET INCOME ATTRIBUTABLE TO CHINA LIBERAL EDUCATION HOLDINGS LIMITED	437,904	842,661	869,006
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	(78,171)	(260,983)	238,632
TOTAL COMPREHENSIVE INCOME	359,733	663,457	1,113,438
Less: comprehensive income (loss) attributable to non-controlling interest	0	(22,871)	198
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHINA LIBERAL EDUCATION HOLDINGS LIMITED	$ 359,733	$ 686,328	$ 1,113,240
EARNINGS PER SHARE
Basic and diluted	$ 0.09	$ 0.17	$ 0.17
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	5,000,000	5,000,000	5,000,000